Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Short-term debt	$ 29,676	$ 43,098
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	42,073	38,984
Senior unsecured debt other than TLAC	17,892	27,590
of which: issued by UBS AG with original maturity greater than one year	17,892	23,307
Covered bonds	0	1,389
Subordinated debt	16,017	18,640
of which: high-trigger loss-absorbing additional tier 1 capital instruments	9,882	11,052
of which: low-trigger loss-absorbing additional tier 1 capital instruments	1,189	2,425
of which: low-trigger loss-absorbing tier 2 capital instruments	2,422	2,596
of which: non-Basel III-compliant tier 2 capital instruments	536	547
Debt issued through the Swiss central mortgage institutions	8,962	9,454
Long-term debt	84,945	96,057
Total debt issued measured at amortized cost	114,621	139,155
UBS AG
Entity [Table]
Short-term debt	29,676	43,098
Senior unsecured debt other than TLAC	17,892	23,328
of which: issued by UBS AG with original maturity greater than one year	17,892	23,307
Covered bonds	0	1,389
Subordinated debt	2,968	5,163
of which: high-trigger loss-absorbing additional tier 1 capital instruments	10,654	11,414
of which: low-trigger loss-absorbing additional tier 1 capital instruments	1,187	2,426
of which: low-trigger loss-absorbing tier 2 capital instruments	2,422	2,596
of which: non-Basel III-compliant tier 2 capital instruments	536	547
Debt issued through the Swiss central mortgage institutions	8,962	9,454
Long-term debt	29,823	39,334
Total debt issued measured at amortized cost	$ 59,499	$ 82,432